Investments in Joint Ventures - Additional Information (Detail) R$ in Thousands	12 Months Ended
	Dec. 31, 2019 BRL (R$) JointVenture	Dec. 31, 2018 BRL (R$)		Dec. 31, 2017 BRL (R$) [1]
Disclosure of joint ventures [line items]
Number of joint ventures | JointVenture	2
Credit facility unused	R$ 350,000
Share of profit (loss) of joint ventures accounted for using equity method	1,131,406	R$ 946,282	[1]	R$ 985,090
Dividends received from joint ventures, classified as investing activities	1,462,625	1,292,127	[1]	R$ 1,346,460
ICMS Exclusion [Member]
Disclosure of joint ventures [line items]
Share of profit (loss) of joint ventures accounted for using equity method	135,268
Sale To Femsa Comercio [Member]
Disclosure of joint ventures [line items]
Share of profit (loss) of joint ventures accounted for using equity method	528,967
IFRS Sixteen [Member]
Disclosure of joint ventures [line items]
Share of profit (loss) of joint ventures accounted for using equity method	R$ 30,040
Raizen Combustiveis S A [member]
Disclosure of joint ventures [line items]
Ownership interest percentage in joint venture	50.00%
Share of profit (loss) of joint ventures accounted for using equity method	R$ 1,223,557	693,226
Raizen Energia S A [member]
Disclosure of joint ventures [line items]
Ownership interest percentage in joint venture	50.00%
Share of profit (loss) of joint ventures accounted for using equity method	R$ (92,151)	R$ 253,056

[1]	For details on this restated, see note 24.